LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2020
Disclosure of legal proceedings [Abstract]
LEGAL PROCEEDINGS
NOTE 19 - LEGAL PROCEEDINGS

In January 2019, the U.S. Department of Justice (“DoJ”) issued a new interpretation of its previous 2011 interpretation relating to the applicability of the Wire Act to internet gaming conducted by state lotteries. The 2011 interpretation had determined that the Wire Act only applied to sports betting. The new January 2019 interpretation reverses this view and, in effect, indicates the Wire Act covers all forms of gambling. On January 15, 2019, the Deputy Attorney General issued a memorandum stating that Department of Justice attorneys should adhere to the 2018 Opinion, but that as an exercise of discretion, the Department would refrain from applying the new interpretation to persons who engaged in conduct in reliance on the interpretation set forth in the 2011 Opinion prior to the date of the new 2018 Opinion and for 90 days thereafter.

On February 15, 2019, NPI filed a motion with the U.S. District Court for the District of New Hampshire (“District Court”) requesting a formal declaratory judgement clarifying that the Wire Act only applies to sports betting.

In June 2019, the District Court rulled in favor of NPI and determined (without qualification) that the Wire Act does not apply to State lotteries. The DoJ has appealed that decision in October 2019 and a hearing on the appeal took place in June 2020.

A decision of the First Circuit was received on January 20, 2021. The First Circuit of the U.S. Court ruled in favor of the Company and unequivocally reconfirmed that the federal Wire Act is limited to sports betting and, therefore, does not pertain to state‐run lotteries. If the government wishes to seek further review in the U.S. Supreme Court, it must file its petition to do so by June 21, 2021.  If review is sought, the U.S. Supreme Court will have discretion to hear the case or decline to do so.

Although NPI was successful at the District Court and the Circuit Court level, the Company cannot predict whether the case will be reviewed by the U.S. Supreme Court, or how the U.S. Supreme Court would decide the issue if it granted review.  The Company's management is therefore of the opinion, based on the advice of its legal counsel, that the final outcome of the proceedings cannot be fully assessed as of the approval date of these consolidated financial statements. The Company’s management does not anticipate that operations will be negatively affected within the next 12 months.